SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
Segment Reporting

	Year Ended December 31, 2014
	Triple Net Lease Properties	Managed Properties	Consolidated
Revenues
Resident fees and services	$—	$156,993	$156,993
Rental revenue	97,992	—	97,992
Less: Property operating expense	—	112,242	112,242
Segment NOI	$97,992	$44,751	$142,743

Depreciation and amortization			103,279
Interest expense			57,026
Acquisition, transaction and integration expense			14,295
Management fee to affiliate			8,470
General and administrative expense			7,416
Other (income) and expense			(1,500)
Income tax expense			160
Net loss			$(46,403)

	Year Ended December 31, 2013
	Triple Net Lease Properties	Managed Properties	Consolidated
Revenues
Resident fees and services	$—	$83,218	$83,218
Rental revenue	1,918	—	1,918
Less: Property operating expense	—	59,726	59,726
Segment NOI	$1,918	$23,492	$25,410

Depreciation and amortization			26,933
Interest expense			10,589
Acquisition, transaction and integration expense			13,294
Management fee to affiliate			1,796
General and administrative expense			2,188
Income tax expense			656
Net loss			$(30,046)

	Managed Properties
	Successor	Predecessor
	For the period from July 18, 2012 to December 31, 2012	For the period from January 1, 2012 to July 17, 2012
Revenues
Resident fees and services	$18,000	$19,680
Less: Property operating expense	13,011	13,778
Segment NOI	$4,989	$5,902

Depreciation and amortization	5,784	1,203
Interest expense	1,767	2,534
Acquisition, transaction and integration expense	6,037	—
Management fee to affiliate	464	—
General and administrative expense	274	20
Income tax expense	150	—
Net loss	$(9,487)	$2,145

Property operating expense includes property management fees and travel reimbursement costs. The Company also reimbursed the Property Managers for property-level payroll expenses. See Note 10 for additional information on these expenses.

Assets by reportable business segment are as follows:

	Year Ended December 31, 2014		Year Ended December 31, 2013
Assets:	Amount	Percentage	Amount	Percentage
Triple Net Lease Properties	$1,175,690	59.8%	$1,001,590	66.4%
Managed Properties	790,469	40.2%	506,026	33.6%
Total Assets	$1,966,159	100.0%	$1,507,616	100.0%

Capital Expenditures by Reportable Segment
Capital expenditures, including investments in real estate property, by reportable business segment are as follows:

	Year Ended December 31, 2014		Year Ended December 31, 2013
Capital Expenditures:	Amount	Percentage	Amount	Percentage
Triple Net Lease Properties	$—	—	$—	—
Managed Properties	8,538	100%	3,502	100%
Total Capital Expenditures	$8,538	100%	$3,502	100%